S-K 1604(c) De-SPAC Dilution	Jun. 30, 2026 USD ($) $ / shares shares
No Redemption [Member] | CPTK net tangible book value per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	7,383,822
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ (0.21)
No Redemption [Member] | Accretion (Dilution) of CPTK Shareholders assuming the Redemption of Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	7,383,822
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ (0.21)
No Redemption [Member] | Accretion (Dilution) of CPTK Shareholders assuming the PIPE Investment [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	9,683,822
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 2.22
No Redemption [Member] | Accretion (Dilution) of CPTK Shareholders assuming CPTK Transaction Expenses [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	9,683,822
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 1.44
No Redemption [Member] | Initial offering price of CPTK [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	10
No Redemption [Member] | Pro forma net tangible book value per share from dilutive securities and other related events, excluding the Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	1.44
No Redemption [Member] | Dilution to non-redeeming shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ (8.56)
No Redemption [Member] | CPTK net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (1,546,616)
No Redemption [Member] | Additional redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	0
No Redemption [Member] | PIPE Investment [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ 23,000,000
De-SPAC, Number of Shares Used, Adjustment	2,300,000
No Redemption [Member] | Transaction Expenses to be incurred by CPTK [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (7,483,000)
No Redemption [Member] | Net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ 13,970,384
No Redemption [Member] | CPTK Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	483,822
No Redemption [Member] | Sponsors and Anchor Investor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	6,900,000
No Redemption [Member] | As adjusted CPTK shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	9,683,822
No Redemption [Member] | Valuation of CPTK shares outstanding (as adjusted) based on an offering price of the securities in the IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	96,838,220
Maximum Redemptions [Member] | CPTK net tangible book value per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	7,383,822
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ (0.21)
Maximum Redemptions [Member] | Accretion (Dilution) of CPTK Shareholders assuming the Redemption of Shares [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	7,300,000
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ (0.35)
Maximum Redemptions [Member] | Accretion (Dilution) of CPTK Shareholders assuming the PIPE Investment [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	9,600,000
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 2.13
Maximum Redemptions [Member] | Accretion (Dilution) of CPTK Shareholders assuming CPTK Transaction Expenses [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Offering	9,600,000
De-SPAC, Net Tangible Book Value, Adjusted, Per Share (in Dollars per share) | $ / shares	$ 1.35
Maximum Redemptions [Member] | Initial offering price of CPTK [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	10
Maximum Redemptions [Member] | Pro forma net tangible book value per share from dilutive securities and other related events, excluding the Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	1.35
Maximum Redemptions [Member] | Dilution to non-redeeming shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share (in Dollars per share) | $ / shares	$ (8.65)
Maximum Redemptions [Member] | CPTK net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (1,546,616)
Maximum Redemptions [Member] | Additional redemptions [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	(1,010,010)
Maximum Redemptions [Member] | PIPE Investment [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ 23,000,000
De-SPAC, Number of Shares Used, Adjustment	2,300,000
Maximum Redemptions [Member] | Transaction Expenses to be incurred by CPTK [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ (7,483,000)
Maximum Redemptions [Member] | Net tangible book value [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value (in Dollars) | $	$ 12,960,374
Maximum Redemptions [Member] | CPTK Shareholders [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	400,000
Maximum Redemptions [Member] | Sponsors and Anchor Investor [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	6,900,000
Maximum Redemptions [Member] | As adjusted CPTK shares outstanding [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	9,600,000
Maximum Redemptions [Member] | Valuation of CPTK shares outstanding (as adjusted) based on an offering price of the securities in the IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment	96,000,000